Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share
Note 9: Earnings per share

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Profit attributable to ordinary shareholders – basic and diluted	2,569	3,611	1,744

	Half-year to 30 Jun 2022 million	Half-year to 30 Jun 2021 million	Half-year to 31 Dec 2021 million

Weighted-average number of ordinary shares in issue – basic	70,192	70,894	70,979
Adjustment for share options and awards	881	854	842
Weighted-average number of ordinary shares in issue – diluted	71,073	71,748	71,821

Basic earnings per share	3.7p	5.1p	2.4p
Diluted earnings per share	3.6p	5.0p	2.4p